Description of the Plan	6 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN
The following description of the Ralliant Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the plan document and summary plan description for a more complete description of the Plan’s provisions.
General
Ralliant Corporation (“Ralliant,” the “Company”, or the “Plan Sponsor”) is a global technology company with businesses that design, develop, manufacture, and service precision instruments and highly engineered products. Ralliant, a Delaware corporation, was incorporated in 2024 in connection with the separation from Fortive Corporation (“Fortive” or “Former Parent”), which was completed on June 28, 2025 (the “Separation”), the first day of Ralliant’s fiscal third quarter. Ralliant established the Plan effective June 28, 2025.
Prior to the Separation, certain Ralliant employees participated in the Fortive Retirement Savings Plan (the "Fortive Plan"). On June 27, 2025, the account balances of Ralliant employees participating in the Fortive Plan were transferred into the Plan. As a result, Plan assets of approximately $688.4 million, including $8.8 million of notes receivable from participants, were transferred from the Fortive Plan into the Plan. The transfer was accounted for as a direct transfer of assets and liabilities with no gain or loss recognized by the Plan.
The Plan’s provisions are substantially similar to those of the former Fortive Plan, with certain modifications to align with Ralliant’s compensation and benefits philosophy following the Separation. All participant vesting service and account balances from the Fortive Plan were preserved.
The Plan is a defined contribution plan established for eligible full-time and part-time employees of the Company and its subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and is administered by the Ralliant Benefits Committee (the “Plan Administrator”) through the trustee, Fidelity Management Trust Company. Significant provisions related to contributions, benefit payments, and investments are provided below.
Contributions
At the time of eligibility, the Company automatically enrolls eligible employees at a contribution rate of 5% of pre-tax eligible earnings if the participant does not otherwise make an affirmative election to contribute or opt-out of pre-tax contributions. Eligible participants may contribute up to 75% of their eligible compensation (subject to annual maximums), as defined by the Plan document. Participant contributions and the earnings or losses thereon are fully vested at all times.
The Company’s matching contribution is 100% of the first 3% of eligible compensation contributed by the participant plus 50% of the next 2% of eligible compensation contributed. These matching contributions are considered "safe harbor" matching contributions and are made to participant accounts each payroll period. Participants are 100% vested in all "safe harbor" matching contributions.
In addition, Plan participants are eligible for Company discretionary retirement contributions upon completion of one year of continuous service and become fully vested upon completion of three years of service, as defined. The discretionary retirement contribution may equal up to 2% of eligible compensation. For the period from June 28, 2025 (Inception) to December 31, 2025, the discretionary retirement contribution was 2% of eligible compensation.
For eligible participants who have completed one year of service, are active employees on the last day of the plan year, and have annual earnings that exceed the Social Security wage base for the Plan year, an additional discretionary retirement contribution equal to 2% of annual eligible earnings above the Social Security wage base in effect at the beginning of the Plan year is calculated and deposited into participant accounts subsequent to the Plan year end. These contributions become fully vested after three years of service. For the period from June 28, 2025 (Inception) to December 31, 2025, this additional retirement contribution was 2% of eligible compensation.
The Company's discretionary retirement contributions are determined at the discretion of the Plan Sponsor. With respect to all discretionary retirement contributions, participants generally become fully vested on the earlier of the date of completion of three years of service, retirement at or after age 65, complete disability or death.
Benefit Payments
A participant who attains normal retirement age (age 65) shall be entitled to payment of the balance in their account. A participant who remains employed after attainment of normal retirement age shall continue to participate under the same terms and conditions as applied prior to reaching normal retirement age. A participant must begin receiving distributions no later than April 1 following the later of the year in which they terminate employment from the Company or the calendar year in which they reach the age of 70½ (ages 72 through 75 apply if born after June 30, 1949, as described by the Plan).
The beneficiary or beneficiaries of a deceased participant shall be entitled to payment of the participant’s account balance within a reasonable period of time after the participant’s death.
Upon total and permanent disability, a participant may, at any time, elect in-service distribution payment of all or any portion of their nonforfeitable account balance.
Upon a participant’s termination of employment for reasons other than as specified above, a participant is entitled to payment of their vested account balance. If the vested value of the participant’s account is $1,000 (applied separately to Roth and non-Roth balances) or less, payment will automatically be made in a single lump sum. If the vested value of the participant’s Roth or non-Roth balances is greater than $1,000 and does not exceed $7,000, the Plan Administrator will automatically rollover the Roth or non-Roth balances to a separate Fidelity Individual Retirement Account. If the vested value of the participant’s account is greater than $7,000, the participant must contact the Plan Administrator to request a distribution.
Eligible participants may request a hardship or age 59½ in-service withdrawal of all or a portion of their vested account while still working for the Company in accordance with procedures established by the Plan Administrator, subject to certain limitations and tax penalties.
Notes Receivable from Participants
A participant may receive a loan from the Plan in accordance with the policy established by the Plan Sponsor. Any such loan shall not exceed the lesser of 50% of the participant’s vested account balance or $50,000 reduced by the participant’s highest outstanding loan balance in the Plan during the one-year period ending on the day before the loan is made. The Plan Administrator establishes the maximum maturity period that is permitted to prevent the loan from being treated as a distribution. Plan provisions require that all loans must be paid back within 60 months. The Plan Administrator may require loan payments to be made through payroll deductions.
Participant Accounts
Each participant account is credited with the participant’s contributions, employer safe harbor matching contributions, employer discretionary retirement contributions, and an allocation of Plan earnings or losses, and is charged quarterly with administrative expenses and recordkeeping fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Plan Sponsor, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping, trustee, legal, and other fees.
The Plan participates in a revenue credit program (“Credits”). Credits are earned in connection with the Plan’s revenue sharing arrangements with certain investment funds. The Credits are deposited in an unallocated account and can be used to pay ERISA-qualified expenses or can be allocated to eligible participant accounts. The calculated Credits are funded quarterly in arrears by the Plan Administrator.
Unallocated Accounts
During the period from June 28, 2025 (Inception) to December 31, 2025, there were no forfeitures used to reduce Company related contributions.
As of December 31, 2025, unallocated and non-vested accounts, including forfeited amounts, totaled $0.3 million. Any forfeited balances will be used to reduce future employer contributions and to pay administrative expenses.
Termination of the Plan
Although the Company, as the Plan Sponsor, has not expressed an intention to do so, the Plan may be terminated at any time. In the event of termination of the Plan, the account balances of participants as of the date of termination shall immediately become 100% vested.